Submission	Aug. 11, 2025
Submission [Line Items]
Central Index Key	0000312070
Registrant Name	Barclays Bank PLC
Registration File Number	333-287303
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES